Share based compensation - Restricted Stock Unit Activity (Details) - $ / shares	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023
Shares
Non-vested restricted share units, beginning balance (in shares)	0	0
Non-vested restricted share units, ending balance (in shares)	0
Weighted average Modification Date fair value
Vested in period, cash settled (in shares)			43,988
Awards subject to service or external market conditions
Shares
Non-vested restricted share units, beginning balance (in shares)			418,508
Granted during the period (in shares)		418,508	447,363
Vested during the period (in shares)		0	(135,225)
Forfeited during the period (in shares)		0	(70,210)
Non-vested restricted share units, ending balance (in shares)		418,508	660,436
Weighted average Modification Date fair value
Weighted average modification date fair value, beginning balance (in USD per share)			$ 0
Weighted average Modification Date fair value, granted during the year (in USD per share)		$ 0	38.74
Weighted average Modification Date fair value, vested during the year (in USD per share)		0	0
Weighted average Modification Date fair value, forfeited during the year (in USD per share)		0	40.11
Weighted average modification date fair value, ending balance (in USD per share)		$ 0	$ 38.98
Weighted average remaining contractual term	0 years	2 years 7 months 6 days	1 year 9 months 10 days
Awards subject to internal performance conditions
Shares
Non-vested restricted share units, beginning balance (in shares)			0
Granted during the period (in shares)		0	117,452
Vested during the period (in shares)		0	0
Forfeited during the period (in shares)		0	(16,958)
Non-vested restricted share units, ending balance (in shares)		0	100,494
Weighted average Modification Date fair value
Weighted average modification date fair value, beginning balance (in USD per share)			$ 0
Weighted average Modification Date fair value, granted during the year (in USD per share)		$ 0	41.83
Weighted average Modification Date fair value, vested during the year (in USD per share)		0	0
Weighted average Modification Date fair value, forfeited during the year (in USD per share)		0	41.83
Weighted average modification date fair value, ending balance (in USD per share)		$ 0	$ 41.83
Weighted average remaining contractual term	0 years	0 years	2 years